RELATED PARTY TRANSACTIONS - Management arrangements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RELATED PARTY TRANSACTIONS
Management fees	$ 53.0	$ 53.0	$ 48.0